Schedule of Asset Held for Sale (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Assets Held For Sale Schedule Of Asset Held For Sale 1	$ 20,430,446
Assets Held For Sale Schedule Of Asset Held For Sale 2	12,871,988
Assets Held For Sale Schedule Of Asset Held For Sale 3	33,302,434
Assets Held For Sale Schedule Of Asset Held For Sale 4	(13,032,000)
Assets Held For Sale Schedule Of Asset Held For Sale 5	$ 20,270,434